Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Profit / (Loss) for the year	$ 11,749	$ 3,739	$ (4,351)
Adjustments for:
Income tax (benefit) / expense	(6,068)	9,387	(7,954)
Depreciation	150,071	126,799	103,816
Amortization	936	701	585
Gain from disposal of farmlands and other assets	0	0	(7,914)
Loss/(Gain) from the disposal of other property items	986	1,255	(721)
Equity settled share-based compensation granted	5,552	4,796	4,396
(Gain) / Loss from derivative financial instruments and forwards	(38,679)	21,745	(17,686)
Interest and other financial expense, net	53,446	44,734	43,822
Initial recognition and changes in fair value of non harvested biological assets (unrealized)	(14,645)	(9,811)	(11,326)
Changes in net realizable value of agricultural produce after harvest (unrealized)	(2,371)	90	(4,406)
Provision and allowances	825	341	(79)
Share of loss from joint venture	0	0	2,685
Foreign exchange losses, net	38,708	19,062	23,423
Cash flow hedge – transfer from equity	20,758	85,214	32,700
Subtotal	221,268	308,052	156,990
Changes in operating assets and liabilities:
(Increase) in trade and other receivables	(9,476)	(30,996)	(2,300)
(Increase) in inventories	(4,089)	(22,301)	(9,275)
(Increase) in biological assets	(18,013)	(23,677)	(20,154)
Decrease / (Increase) in other assets	2	83	(871)
Decrease / (Increase) in derivative financial instruments	40,910	(17,892)	25,880
Increase / (Decrease) in trade and other payables	6,555	39,054	(9,871)
Increase in payroll and social security liabilities	1,953	3,052	4,996
Increase in provisions for other liabilities	855	1,175	21
Net cash generated from operating activities before taxes paid	239,965	256,550	145,416
Income tax paid	(2,860)	(1,149)	(230)
Net cash generated from operating activities	237,105	255,401	145,186
Cash flows from investing activities:
Purchases of property, plant and equipment	(198,550)	(132,392)	(141,464)
Purchase of cattle and non current biological assets	(1,694)	(1,713)	(306)
Purchases of intangible assets	(2,141)	(1,218)	(1,203)
Interest received	11,230	7,671	8,201
Proceeds from disposal of other property items	2,820	2,215	1,303
Proceeds from sale of farmland and other assets	0	0	12,610
Proceeds from disposal of subsidiaries	0	3,423	3,890
Loans to joint venture	0	0	(8,082)
Net cash used in investing activities	(188,335)	(122,014)	(125,051)
Cash flows from financing activities:
Issuance of senior notes	495,678	0	0
Proceeds from long-term borrowings	232,433	167,385	299,343
Payments of long-term borrowings	(602,700)	(277,913)	(165,455)
Proceeds from short-term borrowings	106,730	257,395	211,045
Payments of short-term borrowings	(64,787)	(272,033)	(208,309)
Interest paid	(41,612)	(48,400)	(48,438)
Prepayment related expenses	(6,080)	0	0
Net proceeds from the sale of non-controlling interest in subsidiaries	0	0	21,964
Proceeds from equity settled shared-based compensation exercised	39	380	1,259
Payment of derivatives financial instruments	(9,476)	(3,724)	(18,676)
Purchase of own shares	(38,367)	(4,772)	(320)
Dividends paid to non-controlling interest	(1,664)	0	0
Net cash generated/used from financing activities	70,194	(181,682)	92,413
Net increase / (decrease) in cash and cash equivalents	118,964	(48,295)	112,548
Cash and cash equivalents at beginning of year	158,568	198,894	113,795
Effect of exchange rate changes on cash and cash equivalents	(8,337)	7,969	(27,449)
Cash and cash equivalents at end of year	$ 269,195	$ 158,568	$ 198,894